Segmented Information	9 Months Ended
Mar. 31, 2012
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss by geographical segment for the nine month period ended March 31, 2012:

	United States	Mexico	Total
Interest income	$17,046	$6,191	$23,237
Other income	73,130	-	73,130
Total income	$90,176	$6,191	$96,367

Expenses:
Exploration	3,344,404	6,506,045	9,850,449
Professional fees	874,308	-	874,308
Directors compensation	1,172,080	-	1,172,080
Travel and lodging	162,850	-	162,850
Corporate communications	314,266	-	314,266
Consulting fees	373,605	-	373,605
Office and administration	289,139	42,964	332,103
Interest and service charges	5,097	2,401	7,498
Insurance	237,387	-	237,387
Amortization	30,984	28,001	58,985
Accretion	115,278	-	115,278
Write-down of mineral properties	100,000	-	100,000
Total Expenses	7,019,398	6,579,411	13,598,809
Net loss before other items	$6,929,222	$6,573,220	$13,502,442

Other items
Change in fair value of warrant liability	(7,059,807)	-	(7,059,807)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$36,147	$6,573,220	$6,609,367

Other comprehensive loss
Foreign currency translation adjustment	120,343	-	120,343
Total Comprehensive Loss for the Period	$156,490	$6,573,220	$6,729,710

Loss by geographical segment for the nine month period ended March 31, 2011:

	United States	Mexico / Latin America	Total
Interest income	$65,652	$20,174	$85,826
Other income	$178,230	$2,603	$180,833
Total income	$243,882	$22,777	$266,659

Expenses:
Exploration	2,683,214	3,561,310	6,244,524
Professional fees	919,805	-	919,805
Directors compensation	744,677	-	744,677
Travel and lodging	164,369	-	164,369
Corporate communications	218,770	-	218,770
Consulting fees	365,315	-	365,315
Office and administration	246,407	35,800	282,207
Interest and service charges	7,190	2,293	9,483
Insurance	233,922	-	233,922
Amortization	13,414	41,501	54,915
Accretion	84,674	-	84,674
Acquisition expenses	1,081,075	-	1,081,075
Income and other taxes	13,015	-	13,015
Total Expenses	6,775,847	3,640,904	10,416,751
Net loss before other items	$6,531,965	$3,618,127	$10,150,092

Other item
Change in fair value of equity conversion right	15,467	-	15,467
Change in fair value of warrant liability	21,233,585	-	21,233,585
Other income & expenses	900	-	900
Net Loss	$27,781,917	$3,618,127	$31,400,044

Other comprehensive loss
Foreign currency translation adjustment	(492,544)	-	(492,544)
Total Comprehensive Loss for the Period	$27,289,373	$3,618,127	$30,907,500

Assets by geographical segment:

	United States	Mexico	Total
March 31, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Equipment	106,973	358,000	464,973

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Equipment	$131,683	$356,057	$487,740